Finance and Operating Lease(Table)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [Abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position

The amounts related to lease recognized in consolidated statement of financial position as of January 1, 2019 and December 31, 2019, are as follows:

	January 1, 2019		December 31, 2019
	(In millions of Korean won)
Right-of-use property and equipment[1]
Real estate	￦	554,363	￦	518,795
Vehicles		17,557		13,542
Others		17,268		18,543
Right-of-use intangible assets[1]		21,063		9,698

	￦	610,251	￦	560,578

Lease liabilities[1]	￦	555,636	￦	544,439

[1]	It is included in property and equipment, intangible assets and other liabilities.

The amounts related to lease recognized in the consolidated statement of comprehensive income for the year ended December 31, 2019 are as follows:

	2019
	(In millions of Korean won)
Depreciation and amortization of right-of-use assets
Real estate	￦	251,465
Vehicles		19,594
Others		10,345
Intangible asset		9,893

	￦	291,297

Interest expenses on the lease liabilities	￦	12,720
Expense relating to short-term leases		2,209
Expense relating to leases of low-value assets that are not short-term leases		5,416
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		15

The total cash outflow for leases in 2019 was ￦ 228,312 million.

Details Of The Finance Lease As A Finance Lessee

The future minimum lease payments classified as a finance lease as at December 31, 2018 are as follows:

	2018
	(In millions of Korean won)
Net carrying amount of finance lease assets	￦	34,002

Minimum lease payment
Within 1 year		6,827
1-5 years		3,553

	￦	10,380

Present value of minimum lease payment
Within 1 year		6,705
1-5 years		3,456

	￦	10,161

The future minimum lease payments arising from the non-cancellable lease contracts as of December 31, 2018, are as follows:

	2018
	(In millions of Korean won)
Minimum lease payment
Within 1 year	￦	179,384
1-5 years		299,900
Over 5 years		111,906

	￦	591,190

Minimum sublease payment	￦	(6,561)

The lease payment reflected in profit or loss for the years ended December 31, 2017 and 2018, is as follows:

	2017		2018
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	208,413	￦	221,305
Sublease payment		(2,441)		(1,804)

Total	￦	205,972	￦	219,501

Details Of The Finance Lease As A Finance Lessor

Total lease investment and the present value of minimum lease payments as of December 31, 2018 and 2019, are as follows:

	2018
	Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	710,532	￦	387,721
1-5 years		1,225,265		565,152

	￦	1,935,797	￦	952,873

	2019
	Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Within 1 year	￦	654,104	￦	367,937
1-5 years		1,085,208		569,939
Later than 5 years		773		748

	￦	1,740,085	￦	938,624

Unearned interest income of finance lease as of December 31, 2018 and 2019 is as follows:

	2018		2019
	(In millions of Korean won)
Total lease investment	￦	1,935,797	￦	1,740,085
Net lease investment
Present value of minimum lease payment		952,873		938,624
Present value of Non-guaranteed residual value		786,359		639,075

		1,739,232		1,577,699

Unearned interest income	￦	196,565	￦	162,386

The future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Minimum lease receipts	￦	304,204	￦	577,490
Within 1 year		985,097		1,432,354
1-5 years		280,084		682,165

Over 5 years	￦	1,569,385	￦	2,692,009

Lease Payment Reflected In Profit Or Loss As An Operating Lessee

The lease payment reflected in profit or loss for the years ended December 31, 2017 and 2018, is as follows:

	2017		2018
	(In millions of Korean won)
Lease payment reflected in profit or loss
Minimum lease payment	￦	208,413	￦	221,305
Sublease payment		(2,441)		(1,804)

Total	￦	205,972	￦	219,501